Segment reporting - Major customers (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Geographical information
Number of major customers			2	2
Customer A
Geographical information
Revenue percentage	63.00%	63.00%	60.00%	63.00%
Customer B
Geographical information
Revenue percentage	14.00%	14.00%	16.00%	17.00%